Related Parties - Summary of Compensation of Executive Team and Directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Transactions Between Related Parties [Line Items]
Short-term employee benefits – salaries and wages	$ 1,767	$ 1,900
Long-term employee benefits – share-based payment	3,351	7,590
Key management compensation	$ 5,118	$ 9,490